Transactions and Balances with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Transactions and Balances with Related Parties [Abstract]
Rent payments	$ 440	$ 475
Consulting fees	$ 625	$ 379